October 15, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Columbia Funds Series Trust I (the “Trust”)

(No. 333-184404)

Dear Sir or Madam:

Pursuant to Rule 313 of Regulation S-T, the Trust hereby requests a series identifier for the classes of the series of the Trust set forth in the table below, all of which were registered electronically via EDGAR through a registration statement on Form N-14 filed by the Trust on October 12, 2012 (accession number 0001193125-12-422099).

Fund	Share Classes

Columbia Mid Cap Growth Fund	Class R4 and Class K

Columbia Small Cap Growth Fund I	Class K, Class R4 and Class R5

Columbia Emerging Markets Fund	Class B, Class K, Class R5

Columbia Intermediate Bond Fund	Class K, Class R4 and Class R5

This unofficial filing is being made via EDGAR submission type 485APOS using the Securities Act of 1933 file number assigned to the aforementioned registration statement on Form N-14 solely for the purpose of obtaining class identifiers for the specified share classes, pursuant to the “Notice and FAQ’s re: Mandatory Series and Class (Contract) Identifiers” (found at http://www.sec.gov/info/edgar/ednews/seriesclassfaq063006.htm).

If you have any questions or would like further information, please contact the undersigned at 617.385.9536.

Very truly yours,

/S/ Ryan C. Larrenaga
Ryan C. Larrenaga Assistant Secretary Columbia Funds Series Trust I